Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - Liquidity risk [member] - TRY (₺)
₺ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Risks [line items]
Financial liabilities	₺ 25,785,685	₺ 23,492,465
Financial liabilities contractual cash flows	(31,143,819)	(28,129,657)
6 months or less [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(7,673,769)	(7,701,790)
6-12 months [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(1,811,705)	(3,126,951)
1-2 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(3,340,938)	(2,107,802)
2-5 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(11,535,272)	(5,409,716)
More than 5 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(6,782,135)	(9,783,398)
Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	295,804	2,415
Non derivative Financial Liabilities Undiscounted Cash Flows	(306,496)	(2,587)
Secured bank loans [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(91,265)	(1,329)
Secured bank loans [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(54,792)	(1,258)
Secured bank loans [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(107,483)
Secured bank loans [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(52,956)
Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	11,829,178	12,804,467
Non derivative Financial Liabilities Undiscounted Cash Flows	(12,828,540)	(13,688,718)
Unsecured bank loans [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,040,325)	(4,246,288)
Unsecured bank loans [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,136,973)	(2,586,232)
Unsecured bank loans [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(2,197,659)	(1,338,152)
Unsecured bank loans [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(5,426,921)	(3,684,289)
Unsecured bank loans [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,026,662)	(1,833,757)
Debt securities [member]
Disclosure of Risks [line items]
Financial liabilities	7,362,554	5,965,790
Non derivative Financial Liabilities Undiscounted Cash Flows	(10,044,816)	(8,446,514)
Debt securities [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(264,517)	(318,861)
Debt securities [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(211,957)	(168,861)
Debt securities [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(423,914)	(337,723)
Debt securities [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(4,941,992)	(1,013,168)
Debt securities [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(4,202,436)	(6,607,901)
Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	2,098,886	1,533,055
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,210,148)	(2,456,542)
Lease liabilities [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(480,282)	(382,558)
Lease liabilities [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(360,908)	(261,285)
Lease liabilities [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(540,721)	(406,413)
Lease liabilities [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(987,430)	(662,767)
Lease liabilities [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(840,807)	(743,519)
Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	3,563,918	2,728,485
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,713,551)	(2,789,258)
Trade and other payables [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,712,172)	(2,694,568)
Trade and other payables [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(430)	(94,690)
Trade and other payables [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(949)
Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	40,355	12,082
Non derivative Financial Liabilities Undiscounted Cash Flows	(40,355)	(12,082)
Due to related parties [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(40,355)	(12,082)
Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	475,879	359,554
Non derivative Financial Liabilities Undiscounted Cash Flows	(734,050)	(594,020)
Consideration payable in relation to acquisition of Belarusian telecom [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(24,382)
Consideration payable in relation to acquisition of Belarusian telecom [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(709,668)	(594,020)
Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	119,111	86,617
Derivative Financial Liabilities Undiscounted Cash Flows	(265,863)	(139,936)
Currency and interest swap contracts [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(44,853)	(46,104)
Currency and interest swap contracts [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(46,645)	(14,625)
Currency and interest swap contracts [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(70,212)	(25,514)
Currency and interest swap contracts [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(101,591)	(49,492)
Currency and interest swap contracts [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(2,562)	(4,201)
Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	3,077,236	8,577,016
Currency and interest swap contracts buy option [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	792,428	6,947,440
Currency and interest swap contracts buy option [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	363,174	130,640
Currency and interest swap contracts buy option [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	579,502	254,156
Currency and interest swap contracts buy option [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	1,055,551	708,073
Currency and interest swap contracts buy option [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	286,581	536,707
Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(3,343,099)	(8,716,952)
Currency and interest swap contracts sell option [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(837,281)	(6,993,544)
Currency and interest swap contracts sell option [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(409,819)	(145,265)
Currency and interest swap contracts sell option [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(649,714)	(279,670)
Currency and interest swap contracts sell option [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(1,157,142)	(757,565)
Currency and interest swap contracts sell option [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	₺ (289,143)	₺ (540,908)